30. Revenue from sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	$ 55,953,649	$ 39,602,868	$ 25,826,759
Sales of electricity
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	55,689,651	39,329,729	25,576,978
Right of use on poles
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	190,370	212,265	213,449
Connection charges
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	51,105	49,369	30,893
Reconnection charges
SummaryOfRevenueFromSalesLineItems [Line Items]
Revenue from sales	$ 22,523	$ 11,505	$ 5,439